Note 5 - Other Income (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2018	2017

(Gain) Loss on investments	$(168)	$309
Equity earnings from non-consolidated investments	(1,321)	(923)
Other	208	114
	$(1,281)	$(500)